Revenue - Collaboration revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Collaboration Revenue	$ 923	$ 594	$ 598
Lynparza: sales milestones
Revenues
Collaboration Revenue	600
Beyfortus: sales milestones
Revenues
Collaboration Revenue	167	27
Koselugo: sales milestones
Revenues
Collaboration Revenue	100
Farxiga: sales milestones
Revenues
Collaboration Revenue	$ 56	29
Lynparza: regulatory milestones
Revenues
Collaboration Revenue		245	355
COVID-19 mAbs: licence fees
Revenues
Collaboration Revenue		180
Beyfortus: regulatory milestones
Revenues
Collaboration Revenue		71	25
tralokinumab: sales milestones
Revenues
Collaboration Revenue		20	110
Nexium: sale of rights
Revenues
Collaboration Revenue			62
Other Collaboration Revenue
Revenues
Collaboration Revenue		$ 22	$ 46